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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 03-31-09
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Litespeed Management LLC
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Address: 237 Park Avenue, Suite 900
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         New York, NY  10017
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
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Title: Managing Member
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Phone: 212-808-7420
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Signature, Place, and Date of Signing:

/s/ Jamie Zimmerman                New York, NY                  May 15, 2009
-------------------------------    --------------------------    -------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          N/A
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Form 13F Information Table Entry Total:
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Form 13F Information Table Value Total:     77,509
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                                             (thousands)


List of Other Included Managers:            N/A
                                            -------------

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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          NO FILING NEEDED - LESS THAN 100 mm IN REPORTABLE SECURITIES

03/31/2009 -- Form 13F
Page 1
CIK: 1292975
CCC: ww6dh@ho

                             VALUATION CURRENCY: USD

            ITEM 1     ITEM 2    ITEM 3      ITEM 4      ITEM 5         ITEM 6          ITEM 7         ITEM 8
--------------------- -------- --------- ------------- --------- --------------------- -------- ----------------------
                                             Fair      Shares of       Investment                   Voting Authority
                      Title of   Cusip      Market     Principal      Descretion                ----------------------
    Name of Issuer      Class    Number      Value        Amount Sole   Shared   Other Managers   Sole    Shared Other
--------------------- -------- --------- ------------- --------- --------------------- -------- ----------------------
Dana Holding Corp.    Common   235825205     1,422,322 3,092,005 X                     LITE     3,092,005      0     0
Eagle Materials Inc.  Common   26969p108    15,767,350   650,200 X                     LITE       650,200      0     0
Huntsman Corporation  Common   447011107     1,805,071   576,700 X                     LITE       576,700      0     0
Kaiser Aluminum       OTC Eq   483007704    10,566,580   457,032 X                     LITE       457,032      0     0
Mosys Inc.            OTC Eq   619718109     1,847,032 1,014,853 X                     LITE     1,014,853      0     0
Northwestern Corp.    Common   668074305       569,027    26,491 X                     LITE        26,491      0     0
Rohm and Haas Company Common   775371107    18,353,952   232,800 X                     LITE       232,800      0     0
Theravance Inc.       OTC Eq   88338t104    24,495,300 1,440,900 X                     LITE     1,440,900      0     0
Zilog Inc.            OTC Eq   989524301     2,682,478 1,141,480 X                     LITE     1,141,480      0     0
                                         -------------
Total Under
   Management:                           77,509,112.00